Goodwill - Text Details (Detail) - Goodwill € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Goodwill [Line Items]
Translation differences and other	€ 528	€ (370)
Initial forecast period	4